Concentration of Risk	6 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Concentration of Risk

11. Concentration of Risk

Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable and due from related parties. As of December 31, 2024, all of the Groups’ cash and cash equivalents and restricted cash was held by major financial institutions located in PRC. The Group believes that these financial institutions located in PRC are of high credit quality. For accounts receivable and due from related parties, the Group extends credit based on an evaluation of the customer’s or other parties’ financial condition, generally without requiring collateral or other security. In order to minimize the credit risk, the Group delegated a team responsible for credit approvals and other monitoring procedures to ensure that follow-up action is taken to recover overdue debts. Further, the Group reviews the recoverable amount of each individual receivable at each balance sheet date to ensure that adequate allowances are made for credit losses. In this regard, the Group considers that the Group’s credit risk for accounts receivable and due from related parties is significantly reduced.

Concentration of customers and suppliers

The following tables summarized the information about the Group’s concentration of customers and suppliers for the six months ended December 31, 2024 and 2023 or as of December 31, 2024 and June 30, 2024, respectively:

	A	B	C	D	E	F	G	H	I	J	K
Revenues, customer concentration risk
Six months ended December 31, 2024	—	*	—	—	—	*	—	11%	32%	21%	14%
Six months ended December 31, 2023	31%	24%	15%	15%	—	—	—	—	—	—	—

Accounts receivable, customer concentration risk
As of December 31, 2024	—	*	*	—	13%	*	—	13%	36%	14%	16%
As of June 30, 2024	13%	16%	*	*	18%	16%	13%	—	—	—	—

	L	M
Purchase, supplier concentration risk
Six months ended December 31, 2024	46%	54%
Six months ended December 31, 2023	100%	—

Accounts payable, supplier concentration risk
As of December 31, 2024	—	100%
As of June 30, 2024	100%	—
____________

*	Less than 10%.
—	No transaction incurred during the year/no balance existed as of the reporting date.